GUARANTEES AND PLEDGES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of guarantees and pledges [Abstract]
Schedule of Secured Liabilities of Group
	As of December 31,
	2 0 1 8	2 0 1 7	2 0 1 8
	NIS	NIS	US Dollars
	(in thousands)

Bank letters of credit	957	2,979	255

	957	2,979	255